Borrowings and Debentures - Debentures (Detail) ₩ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Debentures	₩ 8,426,683		₩ 8,579,743
Less current installments of bonds	(1,389,259)		(889,574)
Debentures, excluding current installments, net	7,037,424		7,690,169
Gross amount [member]
Disclosure of detailed information about borrowings [line items]
Debentures	₩ 8,448,250		8,606,782
Gross amount [member] | Unsecured private bonds with 4.22% interest due 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2021
Annual interest rate (%)	4.22%	4.22%
Debentures			190,000
Gross amount [member] | Unsecured private bonds with 3.30% interest due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2022
Annual interest rate (%)	3.30%	3.30%
Debentures	₩ 140,000		140,000
Gross amount [member] | Unsecured private bonds with 3.45% interest due 2032 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2032
Annual interest rate (%)	3.45%	3.45%
Debentures	₩ 90,000		90,000
Gross amount [member] | Unsecured private bonds with 3.03% interest due 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2023
Annual interest rate (%)	3.03%	3.03%
Debentures	₩ 230,000		230,000
Gross amount [member] | Unsecured private bonds with 3.22% interest due 2033 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2033
Annual interest rate (%)	3.22%	3.22%
Debentures	₩ 130,000		130,000
Gross amount [member] | Unsecured private bonds with 3.64% interest due 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2024
Annual interest rate (%)	3.64%	3.64%
Debentures	₩ 150,000		150,000
Gross amount [member] | Unsecured private bonds with 2.66% interest due 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2021
Annual interest rate (%)	2.66%	2.66%
Debentures			150,000
Gross amount [member] | Unsecured private bonds with 2.82% interest due 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2024
Annual interest rate (%)	2.82%	2.82%
Debentures	₩ 190,000		190,000
Gross amount [member] | Unsecured private bonds with 2.40% interest due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2022
Annual interest rate (%)	2.40%	2.40%
Debentures	₩ 100,000		100,000
Gross amount [member] | Unsecured private bonds with 2.49% interest due 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Annual interest rate (%)	2.49%	2.49%
Debentures	₩ 150,000		150,000
Gross amount [member] | Unsecured private bonds with 2.61% interest due 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2030
Annual interest rate (%)	2.61%	2.61%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured private bonds with 2.66% interest due 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Annual interest rate (%)	2.66%	2.66%
Debentures	₩ 70,000		70,000
Gross amount [member] | Unsecured private bonds with 2.82% interest due 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2030
Annual interest rate (%)	2.82%	2.82%
Debentures	₩ 90,000		90,000
Gross amount [member] | Unsecured private bonds with 2.55% interest due 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Annual interest rate (%)	2.55%	2.55%
Debentures	₩ 100,000		100,000
Gross amount [member] | Unsecured private bonds with 2.75% interest due 2035 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2035
Annual interest rate (%)	2.75%	2.75%
Debentures	₩ 70,000		70,000
Gross amount [member] | Unsecured private bonds with 1.80% interest due 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2021
Annual interest rate (%)	1.80%	1.80%
Debentures			100,000
Gross amount [member] | Unsecured private bonds with 2.08% interest due 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2026
Annual interest rate (%)	2.08%	2.08%
Debentures	₩ 90,000		90,000
Gross amount [member] | Unsecured private bonds with 2.24% interest due 2036 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2036
Annual interest rate (%)	2.24%	2.24%
Debentures	₩ 80,000		80,000
Gross amount [member] | Unsecured private bonds with 1.71% interest due 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2021
Annual interest rate (%)	1.71%	1.71%
Debentures			50,000
Gross amount [member] | Unsecured private bonds with 1.97% interest due 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2026
Annual interest rate (%)	1.97%	1.97%
Debentures	₩ 120,000		120,000
Gross amount [member] | Unsecured private bonds with 2.17% interest due 2031 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2031
Annual interest rate (%)	2.17%	2.17%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 2.17% interest due 2022.[member]
Disclosure of detailed information about borrowings [line items]
Maturity	2022
Annual interest rate (%)	2.17%	2.17%
Debentures	₩ 120,000		120,000
Gross amount [member] | Unsecured corporate bonds with 2.55% interest due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2027
Annual interest rate (%)	2.55%	2.55%
Debentures	₩ 100,000		100,000
Gross amount [member] | Unsecured corporate bonds with 2.65% interest due 2032 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2032
Annual interest rate (%)	2.65%	2.65%
Debentures	₩ 90,000		90,000
Gross amount [member] | Unsecured corporate bonds with 2.63% interest due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2022
Annual interest rate (%)	2.63%	2.63%
Debentures	₩ 80,000		80,000
Gross amount [member] | Unsecured private bonds with 2.84% interest due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2027
Annual interest rate (%)	2.84%	2.84%
Debentures	₩ 100,000		100,000
Gross amount [member] | Unsecured corporate bonds with 2.57% interest due 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2021
Annual interest rate (%)	2.57%	2.57%
Debentures			110,000
Gross amount [member] | Unsecured corporate bonds with 2.81% interest due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2023
Annual interest rate (%)	2.81%	2.81%
Debentures	₩ 100,000		100,000
Gross amount [member] | Unsecured corporate bonds with 3 % interest due 2028 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2028
Annual interest rate (%)	3.00%	3.00%
Debentures	₩ 200,000		200,000
Gross amount [member] | Unsecured corporate bonds with 3.2% interest due 2038 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2038
Annual interest rate (%)	3.02%	3.02%
Debentures	₩ 90,000		90,000
Gross amount [member] | Unsecured corporate bonds with 2.1% interest due 2021 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2021
Annual interest rate (%)	2.10%	2.10%
Debentures			100,000
Gross amount [member] | Unsecured corporate bonds with 2.33% interest due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2023
Annual interest rate (%)	2.33%	2.33%
Debentures	₩ 150,000		150,000
Gross amount [member] | Unsecured corporate bonds with 2.44% interest due 2038 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2038
Annual interest rate (%)	2.44%	2.44%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 2.03% interest due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2022
Annual interest rate (%)	2.03%	2.03%
Debentures	₩ 180,000		180,000
Gross amount [member] | Unsecured corporate bonds with 2.09% interest due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2024
Annual interest rate (%)	2.09%	2.09%
Debentures	₩ 120,000		120,000
Gross amount [member] | Unsecured corporate bonds with 2.19% interest due 2029 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2029
Annual interest rate (%)	2.19%	2.19%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 2.23% interest due 2039 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2039
Annual interest rate (%)	2.23%	2.23%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 1.40% interest due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2022
Annual interest rate (%)	1.40%	1.40%
Debentures	₩ 120,000		120,000
Gross amount [member] | Unsecured corporate bonds with 1.49% interest due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2024
Annual interest rate (%)	1.49%	1.49%
Debentures	₩ 60,000		60,000
Gross amount [member] | Unsecured corporate bonds with 1.50% interest due 2029 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2029
Annual interest rate (%)	1.50%	1.50%
Debentures	₩ 120,000		120,000
Gross amount [member] | Unsecured corporate bonds with 1.52% interest due 2039 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2039
Annual interest rate (%)	1.52%	1.52%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 1.56% interest due 2049 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2049
Annual interest rate (%)	1.56%	1.56%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 1.69% interest due 2022 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2022
Annual interest rate (%)	1.69%	1.69%
Debentures	₩ 230,000		230,000
Gross amount [member] | Unsecured corporate bonds with 1.76% interest due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2024
Annual interest rate (%)	1.76%	1.76%
Debentures	₩ 70,000		70,000
Gross amount [member] | Unsecured corporate bonds with 1.79% interest due 2029 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2029
Annual interest rate (%)	1.79%	1.79%
Debentures	₩ 40,000		40,000
Gross amount [member] | Unsecured corporate bonds with 1.81% interest due 2039 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2039
Annual interest rate (%)	1.81%	1.81%
Debentures	₩ 60,000		60,000
Gross amount [member] | Unsecured corporate bonds with 1.64% interest due 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2023
Annual interest rate (%)	1.64%	1.64%
Debentures	₩ 170,000		170,000
Gross amount [member] | Unsecured corporate bonds with 1.75% interest due 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Annual interest rate (%)	1.75%	1.75%
Debentures	₩ 130,000		130,000
Gross amount [member] | Unsecured corporate bonds with 1.83% interest due 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2030
Annual interest rate (%)	1.83%	1.83%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 1.87% interest due 2040 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2040
Annual interest rate (%)	1.87%	1.87%
Debentures	₩ 70,000		70,000
Gross amount [member] | Unsecured corporate bonds with 1.40% interest due 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Annual interest rate (%)	1.40%	1.40%
Debentures	₩ 140,000		140,000
Gross amount [member] | Unsecured corporate bonds with 1.59% interest due 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2030
Annual interest rate (%)	1.59%	1.59%
Debentures	₩ 40,000		40,000
Gross amount [member] | Unsecured corporate bonds with 1.76% interest due 2040 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2040
Annual interest rate (%)	1.76%	1.76%
Debentures	₩ 110,000		110,000
Gross amount [member] | Unsecured corporate bonds with 1.77% interest due 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2021
Annual interest rate (%)	1.77%	1.77%
Debentures			120,000
Gross amount [member] | Unsecured corporate bonds with 2.26% interest due 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2022
Annual interest rate (%)	2.26%	2.26%
Debentures	₩ 150,000		150,000
Gross amount [member] | Unsecured corporate bonds with 2.70% interest due 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2022
Annual interest rate (%)	2.70%	2.70%
Debentures	₩ 140,000		140,000
Gross amount [member] | Unsecured corporate bonds with 2.59% interest due 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2021
Annual interest rate (%)	2.59%	2.59%
Debentures			70,000
Gross amount [member] | Unsecured corporate bonds with 2.93% interest due 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2023
Annual interest rate (%)	2.93%	2.93%
Debentures	₩ 80,000		80,000
Gross amount [member] | Unsecured corporate bonds with 2.00% interest due 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2022
Annual interest rate (%)	2.00%	2.00%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 2.9% interest due 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2024
Annual interest rate (%)	2.09%	2.09%
Debentures	₩ 160,000		160,000
Gross amount [member] | Unsecured corporate bonds with 1.71% interest due 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2022
Annual interest rate (%)	1.71%	1.71%
Debentures	₩ 80,000		80,000
Gross amount [member] | Unsecured corporate bonds with 1.71% interest due 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2024
Annual interest rate (%)	1.71%	1.71%
Debentures	₩ 100,000		100,000
Gross amount [member] | Unsecured corporate bonds with 1.86% interest due 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2026
Annual interest rate (%)	1.86%	1.86%
Debentures	₩ 50,000		50,000
Gross amount [member] | Unsecured corporate bonds with 1.48% interest due 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2023
Annual interest rate (%)	1.48%	1.48%
Debentures	₩ 100,000		100,000
Gross amount [member] | Unsecured corporate bonds with 1.64% interest due 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Annual interest rate (%)	1.64%	1.64%
Debentures	₩ 100,000		100,000
Gross amount [member] | Unsecured corporate bonds with 1.41% interest due 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Annual interest rate (%)	1.41%	1.41%
Debentures	₩ 160,000		160,000
Gross amount [member] | Private placement corporate bonds 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2023
Debentures			6,292
Gross amount [member] | Private placement corporate bonds 2023 two [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2023
Debentures			6,222
Gross amount [member] | Private placement corporate bonds 2023 three [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2023
Debentures			6,168
Gross amount [member] | Private placement corporate bonds 2023 four [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2023
Debentures			6,100
Gross amount [member] | Unsecured global bonds with 6.63% interest due 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2027
Annual interest rate (%)	6.63%	6.63%
Debentures	₩ 474,200	$ 400,000	435,200	$ 400,000
Gross amount [member] | Unsecured global bonds with 3.75% interest due 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2023
Annual interest rate (%)	3.75%	3.75%
Debentures	₩ 592,750	$ 500,000	544,000	500,000
Gross amount [member] | Unsecured global bonds with 3.88% interest due 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	2023
Annual interest rate (%)	3.88%	3.88%
Debentures	₩ 355,650	$ 300,000	326,400	300,000
Gross amount [member] | Floating rate notes with LIBOR rate 3M + 0.91% interest due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2025
Annual interest rate (%)	0.91%	0.91%
Annual interest rate description	LIBOR rate 3M
Debentures	₩ 355,650	$ 300,000	326,400	$ 300,000
Gross amount [member] | Unsecured corporate bonds with 1.17% interest due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2024
Annual interest rate (%)	1.17%	1.17%
Debentures	₩ 80,000
Gross amount [member] | Unsecured corporate bonds with 1.39% interest due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2026
Annual interest rate (%)	1.39%	1.39%
Debentures	₩ 80,000
Gross amount [member] | Unsecured corporate bonds with 1.80% interest due 2031 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2031
Annual interest rate (%)	1.80%	1.80%
Debentures	₩ 50,000
Gross amount [member] | Unsecured corporate bonds with 1.89% interest due 2041 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2041
Annual interest rate (%)	1.89%	1.89%
Debentures	₩ 100,000
Gross amount [member] | Unsecured corporate bonds with 2.47% interest due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2024
Annual interest rate (%)	2.47%	2.47%
Debentures	₩ 90,000
Gross amount [member] | Unsecured corporate bonds with 2.69% interest due 2026 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2026
Annual interest rate (%)	2.69%	2.69%
Debentures	₩ 70,000
Gross amount [member] | Unsecured corporate bonds with 2.68% interest due 2041 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2041
Annual interest rate (%)	2.68%	2.68%
Debentures	₩ 40,000
Gross amount [member] | Unsecured corporate bonds with 1.69% interest due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2024
Annual interest rate (%)	1.69%	1.69%
Debentures	₩ 100,000
Discounts on bonds [member]
Disclosure of detailed information about borrowings [line items]
Debentures	₩ (21,567)		₩ (27,039)